Consolidated Statement of Cash Flows - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (51,450)
Changes in operating liabilities:
Accrued expenses	25,450
Related party payable	26,000
Net cash used in operating activities
Cash flows from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the period
Cash and cash equivalents at end of the period
Willow Lane Acquisition Corp [Member]
Cash flows from operating activities
Net loss		$ 116,890	3,438,450
Adjustments to reconcile net loss to net cash provided by operating activities:
Payment of general and administrative costs through IPO Promissory Note		(81,365)
Interest earned on investments in Trust Account		(283,921)	(5,420,400)
Changes in operating liabilities:
Reimbursement receivable			(10,000)
Prepaid expenses and insurance		(210,543)	99,785
Accrued expenses		1,772	921,387
Accrued offering costs			(75,000)
Net cash used in operating activities		(457,167)	(1,045,778)
Cash flows from investing activities
Investment of cash in Trust Account		(126,879,500)
Net cash used in investing activities		(126,879,500)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid		123,970,000
Proceeds from sale of Private Placement Warrants		5,145,722
Payments of offering costs		(410,447)
Net cash (used in) provided by financing activities		128,705,275
Net change in cash and cash equivalents		1,368,608	(1,045,778)
Cash and cash equivalents at beginning of the period			1,368,608
Cash and cash equivalents at end of the period	322,830	1,368,608	322,830	$ 1,368,608
Noncash investing and financing activity:
Offering costs included in accrued offering costs		75,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares		14,137
Deferred offering costs paid through IPO Promissory Note - related party		81,030
Prepaid expenses paid through IPO Promissory Note - related party		335
Deferred Fee payable		4,427,500
Boost Run Holdings LLC [Member]
Cash flows from operating activities
Net loss			(16,274,000)	(212,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization			10,536,000	2,534,000
Unit-based compensation expense			13,425,000	568,000
Loss (gain) on sale of fixed assets			195,000	(54,000)
Non-cash lease expense			3,344,000	400,000
Loss in change in fair value of digital asset receivable			70,000
Loss in change in fair value of liability-classified warrants			2,992,000
Non-cash interest expense			23,000	18,000
Changes in operating liabilities:
Accounts receivable			(2,424,000)	(139,000)
Prepaid expenses			(5,638,000)	(743,000)
Other current assets			(75,000)
Accounts payable			6,086,000	39,000
Operating lease liabilities			(2,591,000)	(358,000)
Credit card payable			(138,000)	359,000
Other current liabilities			15,399,000	546,000
Net cash used in operating activities			24,930,000	2,958,000
Cash flows from investing activities
Purchases of equipment			(11,553,000)	(3,729,000)
Purchase of intangible assets			(16,000)
Proceeds from sale of equipment			915,000	313,000
Capitalized software costs				(371,000)
Net cash used in investing activities			(10,654,000)	(3,787,000)
Cash flows from financing activities
Capital contributions			500,000	1,503,000
Proceeds from Bridge Loan, net			4,812,000
Payments toward deferred transaction costs			(70,000)
Proceeds from Related Party Loan			1,430,000
Finance lease liabilities			(11,536,000)	(405,000)
Net cash (used in) provided by financing activities			(4,864,000)	1,098,000
Net change in cash and cash equivalents			9,412,000	269,000
Cash and cash equivalents at beginning of the period			335,000	66,000
Cash and cash equivalents at end of the period	$ 9,747,000	$ 335,000	9,747,000	335,000
Supplemental disclosures of cash flow information:
Cash paid for interest			1,647,000	188,000
Noncash investing and financing activity:
Right-of-use assets obtained in exchange for new finance lease liabilities			37,035,000
Right-of-use assets obtained in exchange for new operating lease liabilities			9,135,000	3,338,000
Purchased fixed assets included in accounts payable			2,944,000
Issuance of Class C Units			2,992,000
Deferred transaction costs in accounts payable and other current liabilities			$ 932,000